Loans and advances to customers - Schedule of the breakdown of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances To Customers [Line Items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Gross carrying amount | Customers
Loans And Advances To Customers [Line Items]
Financial assets	1,058,446	1,076,194	1,059,137
Gross carrying amount | Customers | Fixed rate
Loans And Advances To Customers [Line Items]
Financial assets	694,332	678,994	647,349
Gross carrying amount | Customers | Floating rate
Loans And Advances To Customers [Line Items]
Financial assets	364,114	397,200	411,788
Gross carrying amount | Customers | Spain
Loans And Advances To Customers [Line Items]
Financial assets	198,894	198,164	203,680
Gross carrying amount | Customers | Rest of Europe
Loans And Advances To Customers [Line Items]
Financial assets	467,697	502,664	489,706
Gross carrying amount | Customers | United Kingdom
Loans And Advances To Customers [Line Items]
Financial assets	258,739	266,934	263,808
Gross carrying amount | Customers | America
Loans And Advances To Customers [Line Items]
Financial assets	374,739	359,264	350,873
Gross carrying amount | Customers | US
Loans And Advances To Customers [Line Items]
Financial assets	135,088	136,054	126,529
Gross carrying amount | Customers | Brazil
Loans And Advances To Customers [Line Items]
Financial assets	90,951	91,066	100,758
Gross carrying amount | Customers | Rest of the world
Loans And Advances To Customers [Line Items]
Financial assets	17,116	16,102	14,878
Gross carrying amount | Commercial credit
Loans And Advances To Customers [Line Items]
Financial assets	51,110	53,209	55,628
Gross carrying amount | Secured loans
Loans And Advances To Customers [Line Items]
Financial assets	530,749	557,463	554,375
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers [Line Items]
Financial assets	73,980	59,648	44,184
Gross carrying amount | Other term loans
Loans And Advances To Customers [Line Items]
Financial assets	295,998	296,339	295,485
Gross carrying amount | Finance leases
Loans And Advances To Customers [Line Items]
Financial assets	38,540	40,120	38,723
Gross carrying amount | Receivable on demand
Loans And Advances To Customers [Line Items]
Financial assets	10,313	10,756	12,277
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers [Line Items]
Financial assets	26,179	24,928	24,371
Gross carrying amount | Impaired assets
Loans And Advances To Customers [Line Items]
Financial assets	€ 31,577	€ 33,731	€ 34,094